Note 10 - Income Taxes (Details Textual)	12 Months Ended
Dec. 31, 2016 USD ($)
US Federal Gross Transportation Income Tax Rate	4.00%
US Source Gross Transportation Income as Percentage of Gross Transportation Shipping Income	50.00%
Tax Rate on US Source Shipping Income	2.00%
Unrecognized Tax Expense For US Source Shipping Income	$ 28,475